FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 9– FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative Liabilities

For purposes of determining whether certain instruments are derivatives for accounting treatment, the Company follows the accounting standard that provides guidance for determining whether an equity-linked financial instrument, or embedded feature, is indexed to an entity’s own stock. The standard applies to any freestanding financial instruments or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own common stock.

Liabilities measured at fair value on a recurring basis are summarized as follows:

	December 31, 2019				December 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Embedded derivative liability related to Debentures	$-	$-	$151,215	$151,215	$-	$-	$-	$-
Derivative liability related to fair value of warrants	-	-	20,284	20,284	-	-	-	-

Total	$-	$-	$171,499	$171,499	$-	$-	$-	$-

The Company has no assets that are measured at fair value on a recurring basis. There were no assets or liabilities measured at fair value on a non-recurring basis during the year ended December 31, 2019.